Fair Value Measurements (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 8 - Fair Value Measurements
The following tables present information about the Company’s liabilities that are measured at fair value on September 30, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	September 30, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liabilities - Public Warrants	$521,813	$521,813	$—	$—
Warrant liabilities - Private Placement Warrants	415,149	—	—	415,149
Warrant liabilities - Representative’s Warrants	32,163	—	—	32,163
Total	$969,125	$521,813	$—	$447,312
	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liabilities - Public Warrants	$3,890,177	$—	$—	$3,890,177
Warrant liabilities - Private Placement Warrants	3,086,701	—	—	3,086,701
Warrant liabilities - Representative’s Warrants	239,144	—	—	239,144
Total	$7,216,022	$—	$—	$7,216,022
The Public Warrants, the Private Placement Warrants and the Representative’s Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within liabilities on the condensed balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the unaudited condensed statements of operations.
The Company utilized a Monte Carlo simulation model for the initial valuation of the Public Warrants and the subsequent measurement at December 31, 2021. The subsequent measurement of the Public Warrants at September 30, 2022 was classified as Level 1 due to the use of an observable market quote in an active market. As of September 30, 2022 and December 31, 2021, the aggregate value of Public Warrants was $521,813 and $3,890,177, respectively.
The Company uses a Monte Carlo simulation model to value the Private Placement Warrants and the Representative’s Warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one shares of Common Stock and one-half of one Public Warrant) and (ii) the sale of Private Placement Warrants, first to the warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Common Stock subject to possible redemption (temporary equity) based on their relative fair values at the initial measurement date. The Private Placement Warrants and the Representative’s Warrants were classified within Level 3 of the fair value hierarchy at the measurement dates due to the use of unobservable inputs. Inherent in pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term.
The key inputs into the Monte Carlo simulation model for the warrant liabilities were as follows at September 30, 2022 and December 31, 2021:
	September 30, 2022	December 31, 2021
Input
Risk-free interest rate	4.03%	1.37%
Expected term (years)	5.56	6.25
Expected volatility	3.0%	10.8%
Exercise price	$11.50	$11.50
Fair value of Common stock	$9.94	$9.07
The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis for the three and nine months ended September 30, 2022:
	Private Placement Warrants	Public Warrants	Representative’s Warrants	Warrant Liability
Fair value at December 31, 2021	$3,086,701	$3,890,177	$239,144	$7,216,022
Change in fair value of warrant liabilities	(1,660,759)	(2,088,501)	(128,669)	(3,877,929)
Transfer out of Level 3 to Level 1	—	(1,801,676)	—	(1,801,676)
Fair value at March 31, 2022	1,425,942	—	110,475	1,536,417
Change in fair value of warrant liabilities	(541,990)	—	(41,991)	(583,981)
Fair value at June 30, 2022	883,952	—	68,484	952,436
Change in fair value of warrant liabilities	(468,803)	—	(36,321)	(505,124)
Fair value at September 30, 2022	$415,149	$—	$32,163	$447,312
Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. There was a transfer out of Level 3 to Level 1 for the fair value of the Public Warrants when they began to trade separately from the Units during the three months ended March 31, 2022.

Note 8 - Fair Value Measurements
The following table presents information about the Company’s liabilities that are measured at fair value on December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liabilities – Public Warrants	$3,890,177	$—	—	$3,890,177
Warrant liabilities – Private Placement Warrants	3,086,701	—	—	3,086,701
Warrant liabilities – Representative’s Warrants	239,144	—	—	239,144
	$7,216,022	—	—	$7,216,022
The Public Warrants, the Private Placement Warrants and the Representative’s Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within liabilities on the balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statement of operations.
The Company used a Monte Carlo simulation model to value the Public Warrants, the Private Placement Warrants and the Representative’s Warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one shares of Common Stock and one-half of one Public Warrant) and (ii) the sale of Private Placement Warrants, first to the warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Common Stock subject to possible redemption (temporary equity) based on their relative fair values at the initial measurement date. The Public Warrants, the Private Placement Warrants and the Representative’s Warrants were classified within Level 3 of the fair value hierarchy at the measurement dates due to the use of unobservable inputs. Inherent in pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term.
The key inputs into the Monte Carlo simulation model for the warrant liabilities were as follows at December 22, 2021:
December 22, 2021
Input
Risk-free interest rate	1.33%
Expected term (years)	6.27
Expected volatility	11.4%
Exercise price	$11.50
Fair value of Common stock	$9.01
The key inputs into the Monte Carlo simulation model for the warrant liabilities were as follows at December 31, 2021:
December 31, 2021
Input
Risk-free interest rate	1.37%
Expected term (years)	6.25
Expected volatility	10.8%
Exercise price	$11.50
Fair value of Common stock	$9.07
The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:
	Private Placement Warrants	Public Warrants	Representative’s Warrants	Warrant Liability
Fair value at April 19, 2021 (inception)	$—	$—	$—	$—
Initial measurement at December 22, 2021	3,349,813	4,204,248	259,528	7,813,589
Change in fair value of warrant liabilities	(263,112)	(314,071)	(20,384)	(597,567)
Fair value at December 31, 2021	$3,086,701	$3,890,177	$239,144	$7,216,022